UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-21589

CREDIT SUISSE COMMODITY RETURN STRATEGY FUND
(Exact name of registrant as specified in charter)

Eleven Madison Avenue, New York, New York			10010
(Address of principal executive offices)			(Zip code)

J. Kevin Gao, Esq. Credit Suisse Commodity Return Strategy Fund Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	October 31

Date of reporting period:	November 1, 2006 to April 30, 2007

Item 1. Reports to Stockholders.

CREDIT SUISSE FUNDS

Semiannual Report

April 30, 2007

(unaudited)

■  CREDIT SUISSE
COMMODITY RETURN STRATEGY FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at Eleven Madison Ave., New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Common Class and/or Advisor Class shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge but may be subject to an ongoing service and distribution fee of up to 0.50% of average daily net assets. Investors in the Credit Suisse Funds should also be aware that they may eligible for a reduction or waiver of the sales charge with respect to Class A, B or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of April 30, 2007; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Commodity Return Strategy Fund

Semiannual Investment Adviser's Report

April 30, 2007 (unaudited)

May 15, 2007

Dear Shareholder:

Performance Summary

11/01/06 – 4/30/07

Fund & Benchmark	Performance
Common[1]	6.45%
Class A1,2	6.23%
Class C1,2	5.84%
Dow Jones-AIG Commodity Index Total Return[3]	6.46%

Performance for the Fund's Class A and Class C Shares is without the maximum sales charge of 3.00% and 1.00%, respectively.2

Market Review: A positive, if volatile, period

In the six-month period ended April 30, 2007, the Dow Jones-AIG Commodity Index Total Return ("DJ-AIG Index") rose 6.46% on the strength of metals. Industrial metals gained 14.48% as low inventories combined with labor unrest in many mines worldwide to drive the market higher, and precious metals gained as the U.S. dollar fell.

The agriculture sector was up more than 12% in late February, but as grain supply expectations increased, the sector fell until it was up only 1.61% for the period. The March 30th USDA Prospective Plantings report projected the highest corn acreage since 1944, sending the agriculture sector tumbling. In fact, corn was down more than 10% over the following two trading sessions.

The energy sector was mixed. Unable to recover from a warm winter, natural gas fell 4.27%. Additionally, heating oil was driven down by the warm weather, but following refinery outages, managed to gain 7.69% for the period. Crude oil was roughly flat (+0.57%) over the period, but with high volatility. It fell briefly below $50 on January 18 based on excess supply, and then spiked briefly above $68 on a rumor of a major escalation in the Middle East.

Strategic review and outlook: Anticipating continued volatility

Significant returns for nickel, which benefited from low inventories and increased demand, contributed to performance. Additionally, gasoline and soybean oil, which both enjoyed increased demand, contributed positively to performance. Leading detractors from performance included sugar, which suffered from a surplus, and cotton and lean hogs.

Credit Suisse Commodity Return Strategy Fund

Semiannual Investment Adviser's Report (continued)

April 30, 2007 (unaudited)

Going forward, we believe that there will be continued volatility in the industrial metals sector. Though it was led higher over the period by tight supply, we feel this sector has the potential to spike or drop significantly with even small changes in growth forecasts or labor strikes at mines.

We anticipate that, as refineries come back online, the current excess supply of crude oil in the U.S. should be reduced. This will potentially drive prices higher as the summer driving season begins.

Additionally, we believe that the recent sell off in the agriculture sector may present a buying opportunity if any difficulties arise during harvesting — or if rising fuel prices result in more biofueled ethanol substitution.

The DJ-AIG Index is a broadly diversified futures index composed of futures contracts on 19 physical commodities. The Index is weighted among commodity sectors using dollar-adjusted liquidity and production data. Currently, four energy products, six metals and nine agricultural products are represented in the Index. The Index is rebalanced at the beginning of each calendar year so that no single commodity constitutes less than 2% or more than 15% of the Index, and each sector represented in the Index is limited to 33%. However, following this rebalancing and for the remainder of the calendar year, these percentages may change so that a single commodity may constitute a greater or lesser percentage of the DJ-AIG Index and different sectors may represent different proportions of the DJ-AIG Index.

The Fund may seek to track the performance of the DJ-AIG Index Total Return by investing in commodity-linked structured notes and swaps. The Fund has obtained a private letter ruling from the Internal Revenue Service (IRS) confirming that the income produced by certain types of structured notes constitutes "qualifying income" under the Internal Revenue Code of 1986, as amended.

The Credit Suisse Commodities Management Team

Kam T. Poon

Christopher Burton

Andrew S. Lenskold

This Fund is non-diversified, which means it may invest a greater proportion of its assets in the securities of a smaller number of issuers than a diversified fund and may therefore be subject to greater volatility. Exposure to commodity markets should form only a small part of a diversified portfolio. Investment in commodity markets may not

Credit Suisse Commodity Return Strategy Fund

Semiannual Investment Adviser's Report (continued)

April 30, 2007 (unaudited)

be suitable for all investors. The Fund's investment in commodity-linked derivative instruments may subject the Fund to greater volatility than investment in traditional securities, particularly in investments involving leverage.

The use of derivatives such as swaps, commodity–linked structured notes and futures entails substantial risks, including risk of loss of a significant portion of their principal value, lack of a secondary market, increased volatility, correlation risk, liquidity risk, interest-rate risk, market risk, credit risk, valuation risk and tax risk. Gains and losses from speculative positions in derivatives may be much greater than the derivatives' cost. At any time, the risk of loss of any individual security held by the Fund could be significantly higher than 50% of the security's value. For a detailed discussion of these and other risks, please refer to the Fund's Prospectus, which should be read carefully before you invest.

In addition to historical information, this report contains forward-looking statements that may concern, among other things, domestic and foreign markets, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

Credit Suisse Commodity Return Strategy Fund

Semiannual Investment Adviser's Report (continued)

April 30, 2007 (unaudited)

Average Annual Returns as of March 31, 20071

	1 Year	Since Inception	Inception Date
Common Class	9.10%	11.59%	12/30/04
Class A Without Sales Charge	8.83%	11.29%	12/30/04
Class A With Maximum Sales Charge	5.60%	9.79%	12/30/04
Class C Without CDSC	8.10%	10.54%	12/30/04
Class C With CDSC	7.10%	10.54%	12/30/04

Average Annual Returns as of April 30, 20071

	1 Year	Since Inception	Inception Date
Common Class	3.45%	11.74%	12/30/04
Class A Without Sales Charge	3.11%	11.41%	12/30/04
Class A With Maximum Sales Charge	(0.02)%	9.96%	12/30/04
Class C Without CDSC	2.41%	10.64%	12/30/04
Class C With CDSC	1.42%	10.64%	12/30/04

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 3.00%), was 3.04%. Total return for the Fund's Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1.00%) was 4.84%.

3  The Dow Jones-AIG Commodity Index is composed of futures contracts on 19 physical commodities. Investors cannot invest directly in an index.

Credit Suisse Commodity Return Strategy Fund

Semiannual Investment Adviser's Report (continued)

April 30, 2007 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended April 30, 2007.

The table illustrates your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Commodity Return Strategy Fund

Semiannual Investment Adviser's Report (continued)

April 30, 2007 (unaudited)

Expenses and Value of a $1,000 Investment
for the six month period ended April 30, 2007

Actual Fund Return	Common Class	Class A	Class C
Beginning Account Value 11/01/06	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/07	$1,064.50	$1,062.30	$1,058.40
Expenses Paid per $1,000*	$3.58	$4.86	$8.68
Hypothetical 5% Fund Return
Beginning Account Value 11/01/06	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/07	$1,021.32	$1,020.08	$1,016.36
Expenses Paid per $1,000*	$3.51	$4.76	$8.50
	Common Class	Class A	Class C
Annualized Expense Ratios*	0.70%	0.95%	1.70%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

Credit Suisse Commodity Return Strategy Fund

Semiannual Investment Adviser's Report (continued)

April 30, 2007 (unaudited)

Sector Breakdown*
Commercial Paper	38.2%
Structured Notes	35.9%
Variable Rate Corporate Obligations	13.6%
Mortgage Backed Securities	9.3%
Corporate Obligations	1.5%
Asset Backed Securities	1.4%
Short-Term Investment	0.1%
Total	100.0%

* Expressed as a percentage of total investments and may vary over time.

Credit Suisse Commodity Return Strategy Fund

Schedule of Investments

April 30, 2007 (unaudited)

Par (000)			Ratings† (S&P/Moody's)	Maturity	Rate%	Value
COMMERCIAL PAPER (38.7%)
Asset Backed (38.7%)
	$15,000	Altius I Funding Corp.	(A-1+, P-1)	06/20/07	5.341	$14,889,792
	7,000	Bank of America Credit Card Trust	(A-1+, P-1)	06/21/07	5.305	6,947,987
	2,300	Beethoven Funding Corp.	(A-1, P-1)	06/15/07	5.323	2,284,878
	1,400	Brahms Funding Corp.	(A-1, P-1)	05/03/07	5.314	1,399,590
	1,600	Buckingham CDO III LLC	(A-1+, P-1)	05/23/07	5.319	1,594,828
	2,400	Buckingham CDO LLC	(A-1+, P-1)	05/23/07	5.311	2,392,241
	8,500	Capital One Multi-Asset Note	(A-1+, P-1)	06/05/07	5.318	8,456,449
	8,350	Capital One Multi-Asset Note	(A-1+, P-1)	07/18/07	5.326	8,254,835
	3,000	Cedar Spring Capital Company LLC	(A-1, NR)	07/18/07	5.306	2,965,941
	12,500	Citibank Credit Card ISS	(A-1+, P-1)	07/09/07	5.305	12,374,575
	9,000	Five Finance Corp.	(A-1+, P-1)	07/16/07	5.321	8,900,253
	7,800	Harwood Street Funding I LLC	(A-1+, P-1)	05/04/07	5.343	7,796,548
	7,800	Kent Funding Corp.	(A-1+, P-1)	05/01/07	5.326	7,800,000
	6,200	KKR Atlantic Funding Trust	(A-1+, P-1)	05/30/07	5.313	6,173,579
	4,500	Mica Funding LLC	(A-1, P-1)	05/07/07	5.317	4,496,033
	1,500	Mica Funding LLC	(A-1, P-1)	08/15/07	5.293	1,477,034
	5,700	Nelnet Student Asset Funding LLC	(A-1+, P-1)	07/09/07	5.294	5,643,188
	9,900	Nelnet Student Asset Funding LLC	(A-1+, P-1)	07/25/07	5.329	9,777,052
	10,500	Ocala Funding LLC	(A-1+, P-1)	06/04/07	5.333	10,447,541
	15,000	Park Granada LLC	(A-1+, P-1)	06/14/07	5.321	14,903,383
	11,600	Rathgar Capital Corp.	(A-1+, P-1)	07/26/07	5.337	11,455,626
	800	Rhineland Funding Capital Corp.	(A-1+, P-1)	05/14/07	5.340	798,478
	3,500	Rhineland Funding Capital Corp.	(A-1+, P-1)	06/08/07	5.331	3,480,567
	9,500	Romulus Funding Corp.	(A-1, P-1)	07/17/07	5.321	9,393,324
	10,500	Stanfield Victoria Finance, Ltd.	(A-1+, P-1)	06/26/07	5.315	10,414,903
	3,200	Theta Corp.	(A-1+, P-1)	05/16/07	5.307	3,193,047
	4,300	Whistlejacket Capital LLC	(A-1+, P-1)	05/25/07	5.304	4,284,893
	16,000	White Pine Finance LLC	(A-1+, P-1)	06/01/07	5.293	15,927,529
	15,000	Witherspoon CDO Funding LLC#	(A-1+, P-1)	05/15/07	5.318	14,969,112
	3,200	Zane Funding LLC	(NR, P-1)	05/18/07	5.353	3,191,946
	15,000	Zane Funding LLC	(NR, P-1)	05/24/07	5.341	14,949,017
TOTAL COMMERCIAL PAPER (Cost $231,034,169)						231,034,169
ASSET BACKED SECURITIES	(1.4%)
	45	Ace Securities Corp., Series 2003-0P1, Class A2#	(AAA, Aaa)	12/25/33	5.680	45,474
	305	Ameriquest Mortgage Securities, Inc., Series 2003-9, Class AV2#	(AAA, Aaa)	09/25/33	5.660	305,864
	34	Bear Stearns Asset Backed Securities, Inc., Series 2004-HE8, Class A#	(AAA, Aaa)	09/25/34	5.700	34,363
	10	CDC Mortgage Capital Trust, Series 2003-HE4, Class A3#	(AAA, Aaa)	03/25/34	5.870	10,346
	75	Countrywide Home Equity Loan Trust, Series 2004-R, Class 2A#	(AAA, Aaa)	03/15/30	5.570	75,710
	56	Countrywide Home Equity Loan Trust, Series 2005-B, Class 2A#	(AAA, Aaa)	05/15/35	5.500	56,011

See Accompanying Notes to Financial Statements.

Credit Suisse Commodity Return Strategy Fund

Schedule of Investments (continued)

April 30, 2007 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
ASSET BACKED SECURITIES
$101	First Franklin Mortgage Loan Asset Backed Certificates, Series 2004-FF4, Class A2#	(AAA, Aaa)	06/25/34	5.610	$101,419
146	First Franklin Mortgage Loan Asset Backed Certificates, Series 2004-FF6, Class A2B#	(AAA, Aaa)	07/25/34	5.730	146,424
230	GE Capital Credit Card Master Note Trust, Series 2004-2, Class A#	(AAA, Aaa)	09/15/10	5.360	230,191
122	MSDWCC Heloc Trust, Series 2005-1, Class A#	(AAA, Aaa)	07/25/17	5.510	121,801
57	Novastar Home Equity Loan Trust, Series 2004-3, Class A3D#	(AAA, Aaa)	12/25/34	5.680	56,663
133	Option One Mortgage Loan Trust, Series 2003-3, Class A2#	(AAA, Aaa)	06/25/33	5.620	133,716
49	Specialty Underwriting & Residential Finance, Series 2004-BC2, Class A2#	(AAA, Aaa)	05/25/35	5.590	48,859
7,000	Whitehawk CDO Funding, Ltd., Series 2004-1A, Class A1J#	(AA-, Aa2)	12/15/08	5.405	7,000,000
TOTAL ASSET BACKED SECURITIES (Cost $8,365,301)					8,366,841
MORTGAGE BACKED SECURITIES (9.5%)
12,000	Brunel Residential Mortgage Securities, Series 2007-1A, Class A3#	(AAA, Aaa)	01/13/39	5.310	12,000,000
14,444	Paragon Mortgages PLC, Series 12A, Class A1‡‡#	(AAA, Aaa)	11/15/38	5.300	14,443,459
15,000	Paragon Mortgages PLC, Series 14A, Class A1#	(AAA, Aaa)	09/15/39	5.320	15,000,000
15,000	Pendeford Master Issuer PLC, Series 2007-1A, Class 1A#	(A-1+, P-1)	02/12/08	5.310	15,000,000
22	Washington Mutual, Series 2005-AR4, Class A1	(AAA, Aaa)	04/25/35	3.624	21,556
TOTAL MORTGAGE BACKED SECURITIES (Cost $56,465,235)					56,465,015
CORPORATE OBLIGATION (1.5%)
Finance (1.5%)
9,000	CC USA, Inc., Series MTN, Notes (Cost $9,000,000)	(AAA, Aaa)	06/18/07	5.520	8,998,848
STRUCTURED NOTES (36.4%)
15,700	ABN AMRO Bank NV: Commodity Index Linked Notes#	(A-1+, P-1)	10/22/07	5.150	20,488,971
13,000	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	12/31/07	5.301	16,270,020
1,300	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	11/01/07	5.200	1,306,344
1,000	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	11/01/07	5.209	980,040
500	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	12/31/07	5.299	667,315
2,000	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	11/01/07	5.205	2,037,800
2,000	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	11/01/07	5.200	2,060,240
800	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	11/01/07	5.295	1,009,000
2,000	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	11/01/07	5.205	2,053,020
2,000	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	11/01/07	5.205	1,976,920
600	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	12/31/07	5.227	759,426
1,500	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	12/31/07	5.226	1,938,090
1,000	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	12/31/07	5.226	1,310,840
2,000	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	12/31/07	5.225	2,681,720

See Accompanying Notes to Financial Statements.

Credit Suisse Commodity Return Strategy Fund

Schedule of Investments (continued)

April 30, 2007 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
STRUCTURED NOTES
$1,000	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	12/31/07	5.220	$1,254,210
1,600	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	12/31/07	5.221	2,055,648
1,500	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	12/30/07	5.221	1,974,765
1,300	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	11/01/07	5.200	1,451,398
500	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	11/01/07	5.190	531,030
1,900	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	11/01/07	5.200	2,042,196
3,000	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	11/01/07	5.200	3,378,930
26,500	Bank of America NA: Commodity Index Linked Notes#	(AAA, Aa)	03/28/08	5.343	28,058,200
15,600	Barclays Bank PLC: Commodity Index Linked Notes#	(A-1+, P-1)	10/28/07	5.250	20,308,907
15,500	Bear Stearns Company, Inc.: Commodity Index Linked Notes#	(A-1+, P-1)	11/06/07	5.130	19,398,870
18,000	Commonwealth Bank of Australia: Commodity Index Linked Notes#	(AAA, Aaa)	02/07/08	4.970	20,409,840
15,500	IXIS: Commodity Index Linked Notes#	(A-1+, P-1)	11/05/07	5.110	20,209,985
16,100	Morgan Stanley: Commodity Index Linked Notes#	(A-1, P-1)	10/15/07	5.290	17,472,525
18,750	Svensk Exportkredit AB: Commodity Index Linked Notes#	(A-1+, P-1)	11/09/07	5.580	23,466,375
TOTAL STRUCTURED NOTES (Cost $182,150,000)					217,552,625
VARIABLE RATE CORPORATE OBLIGATIONS (13.8%)
Diversified Financials (13.8%)
10,000	Atlas Capital Funding Corp., Series MTN, Notes#	(AAA, Aaa)	07/16/07	5.310	10,000,740
8,000	Atlas Capital Funding Corp., Series MTN, Notes#	(AAA, Aaa)	12/07/08	5.360	8,003,912
19,000	Cullinan Finance Corp., Series MTN, Notes#	(AAA, Aaa)	12/07/07	5.290	19,000,057
6,000	Dorada Finance, Inc., Series MTN, Notes#	(AAA, Aaa)	04/25/08	5.345	6,000,846
5,500	Five Finance, Inc., Series MTN, Notes#	(AAA, Aaa)	09/13/07	5.310	5,501,738
16,000	Sedna Finance, Inc., Series MTN, Notes#	(AAA, Aaa)	11/28/07	5.330	16,003,216
18,000	Stanfield Victoria LLC, Series MTN, Notes#	(AAA, Aaa)	03/27/08	5.348	18,010,818
TOTAL VARIABLE RATE CORPORATE OBLIGATIONS (Cost $82,498,545)					82,521,327
UNITED STATES AGENCY OBLIGATIONS (0.0%)
100	Fannie Mae Discount Notes	(AAA, Aaa)	05/11/07	5.193	99,857
145	Fannie Mae Discount Notes	(AAA, Aaa)	06/06/07	5.133	144,255
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $244,112)					244,112
SHORT-TERM INVESTMENT (0.0%)
173	State Street Bank and Trust Co. Euro Time Deposit (Cost $173,000)		05/01/07	4.100	173,000
TOTAL INVESTMENTS AT VALUE (101.3%) (Cost $569,930,362)					605,355,937
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.3%)					(7,950,987)
NET ASSETS (100.0%)					$597,404,950

See Accompanying Notes to Financial Statements.

Credit Suisse Commodity Return Strategy Fund

Schedule of Investments (continued)

April 30, 2007 (unaudited)

INVESTMENT ABBREVIATIONS

MTN = Medium Term Note

NR = Not Rated

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

#  Variable rate obligations — The interest rate shown is the rate as of April 30, 2007.

‡‡  Collateral segregated for futures contracts.

See Accompanying Notes to Financial Statements.

Credit Suisse Commodity Return Strategy Fund

Statement of Assets and Liabilities

April 30, 2007 (unaudited)

Assets
Investments at value (Cost $569,930,362) (Note 2)	$605,355,937
Cash	994
Receivable for fund shares sold	8,245,917
Interest receivable	2,923,496
Prepaid expenses	42,305
Total Assets	616,568,649
Liabilities
Advisory fee payable (Note 3)	235,425
Administrative services fee payable (Note 3)	76,815
Distribution fee payable (Note 3)	62,628
Payable for investments purchased	18,098,962
Payable for fund shares redeemed	430,261
Variation margin payable (Note 2)	148,703
Trustees' fee payable	6,906
Other accrued expenses payable	103,999
Total Liabilities	19,163,699
Net Assets
Capital stock, $0.001 par value (Note 6)	52,084
Paid-in capital (Note 6)	572,458,971
Undistributed net investment income	4,210,294
Accumulated net realized loss on investments, futures contracts and swap contracts	(14,812,053)
Net unrealized appreciation from investments and futures contracts	35,495,654
Net Assets	$597,404,950
Common Shares
Net assets	$340,161,753
Shares outstanding	29,640,565
Net asset value, offering price, and redemption price per share	$11.48
A Shares
Net assets	$241,656,217
Shares outstanding	21,083,712
Net asset value, offering price, and redemption price per share	$11.46
Maximum offering price per share (net asset value/(1-3.00%))	$11.81
C Shares
Net assets	$15,586,980
Shares outstanding	1,359,952
Net asset value and redemption price per share	$11.46

See Accompanying Notes to Financial Statements.

Credit Suisse Commodity Return Strategy Fund

Statement of Operations

For the Six Months Ended April 30, 2007 (unaudited)

Investment Income (Note 2)
Interest	$12,225,351
Expenses
Investment advisory fees (Note 3)	1,195,245
Administrative services fees (Note 3)	299,368
Distribution fees (Note 3)
Class A	288,032
Class C	73,534
Transfer agent fees (Note 3)	156,414
Legal fees	72,249
Registration fees	57,836
Printing fees (Note 3)	24,696
Audit and tax fees	16,114
Custodian fees	14,554
Trustees' fees	11,467
Insurance expense	7,886
Commitment fees (Note 4)	4,347
Miscellaneous expense	4,526
Total expenses	2,226,268
Less: fees waived (Note 3)	(191,359)
Net expenses	2,034,909
Net investment income	10,190,442
Net Realized and Unrealized Gain from Investments and Futures Contracts
Net realized gain from investments	3,108,520
Net realized gain from futures contracts	30,175
Net change in unrealized appreciation (depreciation) from investments	21,608,852
Net change in unrealized appreciation (depreciation) from futures contracts	154,725
Net realized and unrealized gain from investments and futures contracts	24,902,272
Net increase in net assets resulting from operations	$35,092,714

See Accompanying Notes to Financial Statements.

Credit Suisse Commodity Return Strategy Fund

Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2007 (unaudited)	For the Year Ended October 31, 2006
From Operations
Net investment income	$10,190,442	$10,195,736
Net realized gain (loss) from investments, futures contracts and swap contracts	3,138,695	(17,926,531)
Net change in unrealized appreciation (depreciation) from investments and futures contracts	21,763,577	13,841,964
Net increase in net assets resulting from operations	35,092,714	6,111,169
From Dividends and Distributions
Dividends from net investment income
Common Class shares	(4,062,158)	(280,022)
Class A shares	(3,873,884)	(5,744,986)
Class C shares	(191,629)	(2,734,504)
Distributions from net realized gains
Common Class shares	—	(2,883,677)
Class A shares	—	(5,418,265)
Class C shares	—	(304,976)
Net decrease in net assets resulting from dividends and distributions	(8,127,671)	(17,366,430)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	319,048,440	333,893,604
Reinvestment of dividends and distributions	5,446,043	11,220,860
Net asset value of shares redeemed	(117,621,561)[1]	(132,023,847)[2]
Net increase in net assets from capital share transactions	206,872,922	213,090,617
Net increase in net assets	233,837,965	201,835,356
Net Assets
Beginning of period	363,566,985	161,731,629
End of period	$597,404,950	$363,566,985
Undistributed net investment income	$4,210,294	$2,147,523

1  Net of $12,471 of redemption fees retained by the Fund.

2  Net of $20,115 of redemption fees retained by the Fund.

See Accompanying Notes to Financial Statements.

Credit Suisse Commodity Return Strategy Fund

Financial Highlights

(For a Common Class Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2007 (unaudited)	For the Year Ended October 31, 2006	For the Period Ended October 31, 2005[1]
Per share data
Net asset value, beginning of period	$10.98	$11.47	$10.00
INVESTMENT OPERATIONS
Net investment income[2]	0.24	0.48	0.23
Net gain on investments, futures contracts and swap contracts (both realized and unrealized)	0.46	0.05	1.39
Total from investment operations	0.70	0.53	1.62
REDEMPTION FEES	0.00[3]	0.00[3]	—
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.20)	(0.40)	(0.15)
Distributions from net realized gains	—	(0.62)	—
Total dividends and distributions	(0.20)	(1.02)	(0.15)
Net asset value, end of period	$11.48	$10.98	$11.47
Total return[4]	6.45%	4.72%	16.25%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$340,162	$125,613	$48,207
Ratio of expenses to average net assets	0.70%[5]	0.70%	0.70%[5]
Ratio of net investment income to average net assets	4.42%[5]	4.29%	2.53%[5]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.09%[5]	0.25%	0.80%[5]
Portfolio turnover rate	24%	60%	0%

1  For the period December 30, 2004 (inception date) through October 31, 2005.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $0.01 per share.

4  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Commodity Return Strategy Fund

Financial Highlights

(For an Class A Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2007 (unaudited)	For the Year Ended October 31, 2006	For the Period Ended October 31, 2005[1]
Per share data
Net asset value, beginning of period	$10.97	$11.45	$10.00
INVESTMENT OPERATIONS
Net investment income[2]	0.23	0.45	0.23
Net gain on investments, futures contracts and swap contracts (both realized and unrealized)	0.45	0.06	1.36
Total from investment operations	0.68	0.51	1.59
REDEMPTION FEES	0.00[3]	0.00[3]	—
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.19)	(0.37)	(0.14)
Distributions from net realized gains	—	(0.62)	—
Total dividends and distributions	(0.19)	(0.99)	(0.14)
Net asset value, end of period	$11.46	$10.97	$11.45
Total return[4]	6.23%	4.51%	15.91%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$241,656	$223,377	$108,431
Ratio of expenses to average net assets	0.95%[5]	0.95%	0.95%[5]
Ratio of net investment income to average net assets	4.16%[5]	4.04%	2.28%[5]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.09%[5]	0.25%	0.80%[5]
Portfolio turnover rate	24%	60%	0%

1  For the period December 30, 2004 (inception date) through October 31, 2005.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $0.01 per share.

4  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Commodity Return Strategy Fund

Financial Highlights

(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2007 (unaudited)	For the Year Ended October 31, 2006	For the Period Ended October 31, 2005[1]
Per share data
Net asset value, beginning of period	$10.97	$11.43	$10.00
INVESTMENT OPERATIONS
Net investment income[2]	0.19	0.37	0.17
Net gain on investments, futures contracts and swap contracts (both realized and unrealized)	0.44	0.06	1.36
Total from investment operations	0.63	0.43	1.53
REDEMPTION FEES	0.00[3]	0.00[3]	—
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.14)	(0.27)	(0.10)
Distributions from net realized gains	—	(0.62)	—
Total dividends and distributions	(0.14)	(0.89)	(0.10)
Net asset value, end of period	$11.46	$10.97	$11.43
Total return[4]	5.84%	3.78%	15.29%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$15,587	$14,577	$5,094
Ratio of expenses to average net assets	1.70%[5]	1.70%	1.70%[5]
Ratio of net investment income to average net assets	3.41%[5]	3.29%	1.53%[5]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.09%[5]	0.25%	0.80%[5]
Portfolio turnover rate	24%	60%	0%

1  For the period December 30, 2004 (inception date) through October 31, 2005.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $0.01 per share.

4  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Commodity Return Strategy Fund

Notes to Financial Statements

April 30, 2007 (unaudited)

Note 1. Organization

Credit Suisse Commodity Return Strategy Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified open-end management investment company that seeks total return. The Fund was organized as a statutory trust under the laws of the State of Delaware on May 19, 2004.

The Fund is authorized to offer three classes of shares: Common Class, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except that they bear different expenses which reflect the differences in the range of services provided to them. The Fund's Common Class shares are closed to new investors, with certain exceptions as set forth in the prospectus. Class A shares are sold subject to a front end sales charge of up to 3.00%. Class C Shares are sold subject to a contingent deferred sales charge of 1.00% if redeemed within the first year of purchase.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Swap contracts are generally valued at a price at which the counterparty to such contract would repurchase the instrument or terminate the contract. Securities, options, futures contracts and other assets (including swap and structured note agreements), for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by

Credit Suisse Commodity Return Strategy Fund

Notes to Financial Statements (continued)

April 30, 2007 (unaudited)

Note 2. Significant Accounting Policies

the Board of Trustees. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

D) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies ("RICs") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. The Internal Revenue Service ("the IRS") has issued a ruling that causes certain income from commodity-linked swaps, in which the Fund invests to gain exposure to the Dow Jones AIG Commodity Index ("DJ-AIG Index"), to not be considered income from qualifying sources under the Code. As a result, the income the Fund derives from such commodity-linked swaps or certain other commodity-linked derivatives must be limited to a maximum of 10 percent of its annual gross

Credit Suisse Commodity Return Strategy Fund

Notes to Financial Statements (continued)

April 30, 2007 (unaudited)

Note 2. Significant Accounting Policies

income. The Fund may seek to track the performance of the DJ-AIG Index through investing in structured notes designed to track the performance of the DJ-AIG Index. The Fund has obtained a private letter ruling from the IRS confirming that the income produced by certain types of structured notes constitutes income from qualifying sources under the Code. If the Fund is unable to ensure continued qualification, the Fund may be required to change its investment objective, policies or techniques, or may be liquidated. A liquidation would subject investors to tax on the difference between the liquidating distribution and their basis in their shares, if those shares are held in a taxable account. If the Fund fails to qualify as a RIC, the Fund will be subject to federal income tax on its net income and capital gains at regular corporate rates (without reduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Fund's earnings and profits. If the Fund were to fail to qualify as a RIC and become subject to federal income tax, shareholders of the Fund would be subject to the risk of diminished returns.

E) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

F) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian, or a money market fund advised by Credit Suisse. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

G) FUTURES — The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Fund is required to deposit cash and/or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the

Credit Suisse Commodity Return Strategy Fund

Notes to Financial Statements (continued)

April 30, 2007 (unaudited)

Note 2. Significant Accounting Policies

contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. At April 30, 2007, the Fund had the following open futures contracts:

Futures Contract	Number of Contracts	Expiration Date	Contract Amount	Contract Value	Unrealized Appreciation
U.S. Treasury 10 Year Notes Futures	(307)	06/20/07	$(33,326,813)	$(33,256,734)	$70,079

H) SWAPS — The Fund may enter into index swaps for hedging purposes or to seek to increase total return. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Fund will enter into index swaps only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

The Fund may enter into total return swap contracts, involving commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transactions exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized

Credit Suisse Commodity Return Strategy Fund

Notes to Financial Statements (continued)

April 30, 2007 (unaudited)

Note 2. Significant Accounting Policies

gains or losses. Fluctuations in the value of swaps contracts are recorded for financial statement purposes as unrealized appreciation or depreciation of swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses on swap contracts transactions.

I) COMMODITY INDEX-LINKED NOTES — The fund may invest in structured notes whose value is based on the price movements of a commodity index. The structured notes are often leveraged, increasing the volatility of each note's value relative to the change in the underlying linked financial element. The value of these notes will rise and fall in response to changes in the underlying commodity index. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the underlying commodity index. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in the value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Net payments are recorded as net realized gains/(losses). These notes are subject to prepayment, credit and interest risks. The Fund has the option to request prepayment from the issuer. At maturity, or when a note is sold, the Fund records a realized gain or loss. At April 30, 2007, the value of these securities comprised 36.4% of the Fund's net assets and resulted in unrealized appreciation of $35,402,625.

J) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including certain Credit Suisse-advised funds, funds advised by SSB, the Fund's securities lending agent or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund had no securities out on loan during the six months ended April 30, 2007.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. The

Credit Suisse Commodity Return Strategy Fund

Notes to Financial Statements (continued)

April 30, 2007 (unaudited)

Note 2. Significant Accounting Policies

Fund may also be entitled to certain minimum amounts of income from its securities lending activities. Securities lending income is accrued as earned.

K) OTHER — The Fund may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risks (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

The Fund may be subject to taxes imposed by countries in which it invests with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income is earned or gains are realized.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 0.50% of the Fund's average daily net assets. For the six months ended April 30, 2007, investment advisory fees earned and voluntarily waived were $1,195,245, and $191,359, respectively. Fee waivers and reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Fund. For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.09% of the Fund's average daily net assets. For the six months ended April 30, 2007, co-administrative services fees earned by CSAMSI were $218,276. Effective December 1, 2006, the co-administration fee was reduced from an annual rate of 0.10% to 0.09%.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months

Credit Suisse Commodity Return Strategy Fund

Notes to Financial Statements (continued)

April 30, 2007 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

ended April 30, 2007, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $81,092.

In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. These fees are calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class C shares. Common Class shares are not subject to distribution fees.

Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund, and receive compensation for these services from Credit Suisse. Credit Suisse is then reimbursed by the Fund. For the six months ended April 30, 2007, the Fund reimbursed Credit Suisse $42,494, which is included in the Fund's transfer agent expense.

For the six months ended April 30, 2007, CSAMSI and its affiliates advised the Fund that they retained $27,823 from commissions earned on the sale of the Fund's Class A shares.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the six months ended April 30, 2007, Merrill was paid $19,231 for its services to the Fund.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a $75 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At April 30, 2007 and during the six months ended April 30, 2007, the Fund had no borrowings under the Credit Facility.

Credit Suisse Commodity Return Strategy Fund

Notes to Financial Statements (continued)

April 30, 2007 (unaudited)

Note 5. Purchases and Sales of Securities

For the six months ended April 30, 2007, purchases and sales of investment securities (excluding short-term investments) were $166,360,000, and $61,687,983, respectively.

At April 30, 2007, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $569,930,362, $35,470,165, $(44,590) and $35,425,575, respectively.

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of shares of beneficial interest, $.001 par value per share. The Fund currently offers Common Class, Class A and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Common Class
	For the Six Months Ended April 30, 2007 (unaudited)		For the Year Ended October 31, 2006
	Shares	Value	Shares	Value
Shares sold	24,763,052	$272,131,695	11,424,189	$127,730,179
Shares issued in reinvestment of dividends and distributions	181,699	2,010,953	107,152	1,151,007
Shares redeemed	(6,745,552)	(75,393,172)	(4,293,659)	(48,444,519)
Net increase	18,199,199	$198,749,476	7,237,682	$80,436,667
	Class A
	For the Six Months Ended April 30, 2007 (unaudited)		For the Year Ended October 31, 2006
	Shares	Value	Shares	Value
Shares sold	4,099,868	$45,095,141	17,309,927	$194,057,517
Shares issued in reinvestment of dividends and distributions	296,621	3,268,379	865,886	9,606,302
Shares redeemed	(3,683,893)	(40,576,967)	(7,273,976)	(80,937,976)
Net increase	712,596	$7,786,553	10,901,837	$122,725,843
	Class C
	For the Six Months Ended April 30, 2007 (unaudited)		For the Year Ended October 31, 2006
	Shares	Value	Shares	Value
Shares sold	165,175	$1,821,604	1,076,973	$12,105,908
Shares issued in reinvestment of dividends and distributions	15,150	166,711	41,893	463,551
Shares redeemed	(149,723)	(1,651,422)	(235,096)	(2,641,352)
Net increase	30,602	$336,893	883,770	$9,928,107

Credit Suisse Commodity Return Strategy Fund

Notes to Financial Statements (continued)

April 30, 2007 (unaudited)

Note 6. Capital Share Transactions

A redemption fee of 2% of the value of Common Class shares, Class A shares and Class C shares redeemed or exchanged within 30 days from the date of purchase is charged to shareholders. Reinvested dividends and distributions are not subject to the fee. The fee is charged based on the value of shares at redemption, is paid directly to the Fund and becomes part of the Fund's daily net asset value calculation. When shares are redeemed that are subject to the fee, reinvested dividends and distributions are redeemed first, followed by the shares held longest.

On April 30, 2007, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

Fund	Number of Shareholders	Approximate Percentage of Outstanding Shares
Common Class	2	28%
Class A	3	63%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 8. Recent Accounting Pronouncements

During June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation 48 ("FIN 48" or the "Interpretation"), Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is "more likely than not" to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law,

Credit Suisse Commodity Return Strategy Fund

Notes to Financial Statements (continued)

April 30, 2007 (unaudited)

Note 8. Recent Accounting Pronouncements

and other objective information regarding the technical merits sufficiently support the position's sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years, beginning after November 15, 2007 and interim periods within those fiscal years.

At this time, management is evaluating the implications of FIN 48 and FAS 157 and their impact on the financial statements has not yet been determined.

Credit Suisse Commodity Return Strategy Fund

Board Approval of Advisory Agreement (unaudited)

In approving the renewal of the current Advisory Agreement, the Board of Trustees, including the Independent Trustees, at a meeting on November 14-15, 2006, considered the following factors with respect to the Credit Suisse Commodity Return Strategy Fund (the "Fund"):

Investment Advisory Fee Rate

The Board reviewed and considered the contractual advisory fee rate of 0.50% (the "Contractual Advisory Fee") in light of the extent and quality of the advisory services provided by Credit Suisse Asset Management, LLC ("Credit Suisse"). The Board also reviewed and considered the fee waiver and/or expense reimbursement arrangements currently in place for the Fund and considered the actual fee rate of 0.26% paid by the Fund after taking waivers and reimbursements into account (the "Net Advisory Fee"). The Board acknowledged that fee waivers and expense reimbursements could be discontinued at any time.

Additionally, the Board received and considered information comparing the Fund's Contractual Advisory Fee, Net Advisory Fee and the Fund's overall expenses with those of funds in both the relevant expense group ("Expense Group") and universe of funds (the "Expense Universe") provided by Lipper Inc., an independent provider of investment company data.

Nature, Extent and Quality of the Services under the Advisory Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse under the Advisory Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse. The Board reviewed background information about Credit Suisse, including its Form ADV. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention given to the Fund by, senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services.

Credit Suisse Commodity Return Strategy Fund

Board Approval of Advisory Agreement (unaudited) (continued)

Fund Performance

The Board received and considered the performance results of the Fund for the one year ended August 31, 2006, along with comparisons both to the relevant performance group ("Performance Group") and universe of funds ("Performance Universe") for the Fund. The Board was provided with a description of the methodology used to arrive at the funds included in the Performance Group and Performance Universe.

Credit Suisse Profitability

The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Advisory Agreement for the Fund, including any fee waivers or fee caps, as well as other relationships between the Fund on the one hand and Credit Suisse affiliates on the other. The Board received profitability information for the other funds in the Credit Suisse family of funds.

Economies of Scale

The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders. Accordingly, the Board considered whether alternative fee structures (such as breakpoint fee structures) would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies that might accrue from increases in the Fund's asset levels.

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse and its affiliates as a result of its relationships with the Fund. Such benefits include, among others, benefits potentially derived from an increase in Credit Suisse's business as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by Credit Suisse and its affiliates).

The Board considered the standards applied and performance achieved in seeking best execution and reviewed Credit Suisse's method for allocating portfolio investment opportunities among the Fund and other advisory clients.

Credit Suisse Commodity Return Strategy Fund

Board Approval of Advisory Agreement (unaudited) (continued)

Conclusions

In selecting Credit Suisse, and approving the Advisory Agreement and the investment advisory fee under such agreement, the Board concluded that:

•  As the Contractual Advisory Fee was among the lowest in the Expense Group and the Net Advisory Fee was the lowest of the Expense Group, the Board considered the fees to be reasonable.

•  The Fund's return for the year was the highest in the Performance Group and the second highest in the Performance Universe.

•  The Board was satisfied with the nature and extent of the investment advisory services provided to the Fund by Credit Suisse and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Advisory Agreement are typical of, and consistent with, those provided to similar mutual funds by other investment advisers.

•  In light of the costs of providing investment management and other services to the Fund and Credit Suisse's ongoing commitment to the Fund and willingness to cap fees and expenses, the profits and other ancillary benefits that Credit Suisse and its affiliates received were considered reasonable.

•  Credit Suisse's profitability based on fees payable under the Advisory Agreement was reasonable in light of the nature, extent and quality of the services provided to the Fund thereunder.

•  In light of the amount of the Contractual Advisory Fee and Net Advisory Fee, the Fund's current fee structure (without breakpoints) was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

Credit Suisse Commodity Return Strategy Fund

Privacy Policy Notice (unaudited)

Important Privacy Choices for Consumers

We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

We may collect nonpublic information about you from the following sources:

•  Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

•  Information about your transactions with us, our affiliates, or others.

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates.

We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Note: This Notice is provided to clients and prospective clients of Credit Suisse Asset Management, LLC ("Credit Suisse"), and Credit Suisse Asset Management Securities, Inc., and shareholders and prospective shareholders in Credit Suisse-sponsored and advised investment companies, including Credit Suisse Funds, and other consumers and customers, as applicable. This Notice is not intended to be incorporated in any offering materials but is merely a statement of our current Privacy Policy, and may be amended from time to time upon notice to you. This Notice is dated as of June 5, 2007.

Credit Suisse Commodity Strategy Return Fund

Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities will be available:

•  By calling 1-800-927-2874

•  On the Fund's website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

P.O. BOX 55030, BOSTON, MA 02205-5030

800-927-2874 ■ www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  COM-SAR-0407

Item 2. Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

This item is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Nominating Committee recommends Board member candidates.  Shareholders of the registrant may also submit nominees that will be considered by the Committee.  Recommendations should be mailed to the registrant’s Secretary, c/o Credit Suisse Asset Management, LLC, Eleven Madison Avenue, New York, NY 10010.  Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an “interested person” of the registrant (as defined in the Investment Company Act of 1940) and information regarding such individual that is sufficient, in the Committee’s discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)	Not applicable.

(b)	The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE COMMODITY RETURN STRATEGY FUND

/s/ Keith M. Schappert
Name:	Keith M. Schappert
Title:	Chief Executive Officer
Date:	July 5, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Keith M. Schappert
Name:	Keith M. Schappert
Title:	Chief Executive Officer
Date:	July 5, 2007

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	July 5, 2007